ActivePassive Core Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 38.9%	Shares	Value
iShares Core U.S. Aggregate Bond ETF	1,438,726	$138,865,833
iShares MBS ETF	655,778	59,682,356
Vanguard Total International Bond ETF	1,412,254	68,437,829
TOTAL EXCHANGE TRADED FUNDS (Cost $267,978,017)		266,986,018

U.S. TREASURY SECURITIES - 24.4%	Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2025	1,809,000	1,800,691
2.63%, 03/31/2025	1,307,000	1,279,788
3.88%, 03/31/2025	5,146,000	5,090,372
0.38%, 04/30/2025	512,000	490,257
2.88%, 04/30/2025	1,194,000	1,169,344
3.88%, 04/30/2025	279,000	275,672
2.13%, 05/15/2025	1,958,000	1,902,636
2.75%, 05/15/2025	158,000	154,424
4.25%, 12/31/2025	675,000	667,063
3.88%, 01/15/2026	1,675,000	1,645,687
4.25%, 01/31/2026	259,000	255,955
4.00%, 02/15/2026	369,000	363,119
4.63%, 02/28/2026	295,000	293,306
4.63%, 03/15/2026	1,657,000	1,647,776
4.50%, 03/31/2026	656,000	650,990
4.88%, 04/30/2026	829,000	828,417
1.88%, 07/31/2026	345,000	324,219
6.75%, 08/15/2026	1,661,000	1,731,268
0.75%, 08/31/2026	186,000	170,037
4.63%, 09/15/2026	5,252,000	5,228,612
2.00%, 11/15/2026	673,000	630,070
4.63%, 11/15/2026	5,509,000	5,488,556
1.63%, 11/30/2026	205,000	189,993
4.38%, 12/15/2026	864,000	855,866
4.00%, 01/15/2027	3,055,000	2,998,793
4.13%, 02/15/2027	7,081,000	6,971,881
4.25%, 03/15/2027	548,000	541,300
4.50%, 05/15/2027	2,496,000	2,482,253
0.50%, 10/31/2027	1,136,000	988,919
6.13%, 11/15/2027	1,666,000	1,746,209
0.63%, 12/31/2027	1,422,000	1,235,974
4.00%, 02/29/2028	512,000	501,140
3.63%, 03/31/2028	1,510,000	1,458,094
1.25%, 05/31/2028	5,000	4,394
1.00%, 07/31/2028	3,798,000	3,286,976
2.88%, 08/15/2028	1,173,000	1,096,892
1.13%, 08/31/2028	6,000	5,207
1.25%, 09/30/2028	5,000	4,353
5.25%, 11/15/2028	1,659,000	1,706,178
1.50%, 11/30/2028	1,334,000	1,169,465
1.38%, 12/31/2028	1,311,000	1,140,058
3.75%, 12/31/2028	697,000	673,817
1.75%, 01/31/2029	5,000	4,416
4.00%, 01/31/2029	3,226,000	3,151,651
4.25%, 02/28/2029	296,000	292,346
4.13%, 03/31/2029	11,397,000	11,189,984
4.63%, 04/30/2029	1,432,000	1,437,146
3.25%, 06/30/2029	4,187,000	3,942,649
4.00%, 02/28/2030	1,610,000	1,566,354
3.63%, 03/31/2030	658,000	627,452
3.50%, 04/30/2030	606,000	573,688
0.63%, 05/15/2030	3,436,000	2,743,364
3.75%, 05/31/2030	4,163,000	3,992,333
3.75%, 06/30/2030	1,324,000	1,268,868
4.00%, 07/31/2030	1,582,000	1,536,672
0.63%, 08/15/2030	3,283,000	2,597,610
4.88%, 10/31/2030	627,000	638,585
0.88%, 11/15/2030	1,648,000	1,315,696
4.38%, 11/30/2030	684,000	677,855
4.00%, 01/31/2031	1,256,000	1,217,952
1.13%, 02/15/2031	3,933,000	3,175,360
4.25%, 02/28/2031	450,000	442,846
4.13%, 03/31/2031	1,525,000	1,489,496
4.63%, 04/30/2031	1,220,000	1,227,244
1.63%, 05/15/2031	5,000	4,147
1.25%, 08/15/2031	1,871,000	1,498,993
1.38%, 11/15/2031	2,854,000	2,291,617
1.88%, 02/15/2032	2,677,000	2,220,080
2.88%, 05/15/2032	1,268,000	1,129,288
2.75%, 08/15/2032	1,286,000	1,130,952
4.13%, 11/15/2032	695,000	675,670
3.50%, 02/15/2033	1,414,000	1,310,767
3.88%, 08/15/2033	7,676,000	7,301,795
4.50%, 11/15/2033	3,893,000	3,886,613
4.00%, 02/15/2034	14,123,000	13,552,563
4.38%, 05/15/2034	810,000	801,204
4.75%, 02/15/2037	587,000	603,097
1.13%, 05/15/2040	589,000	355,643
1.13%, 08/15/2040	98,000	58,610
1.38%, 11/15/2040	638,000	395,847
1.88%, 02/15/2041	640,000	430,875
2.25%, 05/15/2041	147,000	104,772
1.75%, 08/15/2041	637,000	414,261
2.00%, 11/15/2041	615,000	415,666
3.13%, 11/15/2041	19,000	15,418
2.38%, 02/15/2042	1,072,000	768,657
3.13%, 02/15/2042	971,000	784,803
3.25%, 05/15/2042	623,000	511,055
3.88%, 02/15/2043	580,000	517,095
3.88%, 05/15/2043	51,000	45,396
4.38%, 08/15/2043	264,000	251,481
3.75%, 11/15/2043	3,298,000	2,874,928
4.75%, 11/15/2043	221,000	221,000
4.50%, 02/15/2044	74,000	71,618
3.38%, 05/15/2044	1,040,000	854,303
2.75%, 08/15/2047	194,000	139,256
2.75%, 11/15/2047	187,000	133,939
3.13%, 05/15/2048	360,000	275,808
3.00%, 08/15/2048	515,000	384,902
3.38%, 11/15/2048	373,000	298,385
3.00%, 02/15/2049	660,000	492,164
2.88%, 05/15/2049	666,000	483,956
2.25%, 08/15/2049	1,752,000	1,113,067
2.38%, 11/15/2049	795,000	518,753
2.00%, 02/15/2050	338,000	201,493
1.38%, 08/15/2050	2,028,000	1,016,337
1.63%, 11/15/2050	364,000	195,202
1.88%, 02/15/2051	1,403,000	803,026
2.38%, 05/15/2051	1,372,000	886,816
2.00%, 08/15/2051	540,000	317,756
1.88%, 11/15/2051	2,493,000	1,416,969
2.25%, 02/15/2052	2,113,000	1,319,057
2.88%, 05/15/2052	838,000	602,836
3.00%, 08/15/2052	296,000	218,560
3.63%, 02/15/2053	686,000	572,810
3.63%, 05/15/2053	605,000	505,293
4.13%, 08/15/2053	499,000	456,371
4.75%, 11/15/2053	2,527,000	2,567,077
4.25%, 02/15/2054	400,000	374,062
4.63%, 05/15/2054	715,000	711,928
TOTAL U.S. TREASURY SECURITIES (Cost $170,515,264)		167,759,625

CORPORATE BONDS - 16.3%	Par	Value
Automobiles & Components - 0.4%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	165,000	163,923
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	53,690
Ford Motor Co., 6.10%, 08/19/2032	248,000	247,027
General Motors Co., 6.80%, 10/01/2027	370,000	383,479
General Motors Financial Co., Inc.
4.00%, 01/15/2025	393,000	388,952
4.30%, 07/13/2025	5,000	4,926
5.85%, 04/06/2030	45,000	45,333
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	80,000	72,642
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025(a)	336,000	329,773
1.20%, 11/15/2025(a)	200,000	187,620
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(a)	332,000	292,307
6.20%, 11/16/2028(a)	344,000	354,493
6.45%, 11/16/2030(a)	200,000	209,324
ZF North America Capital, Inc., 6.88%, 04/14/2028 (a)	150,000	152,720
		2,886,209

Banks - 2.1%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	637,000	588,039
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,302,000	1,251,002
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	262,305
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	18,680
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	776,000	620,034
Citibank NA, 5.57%, 04/30/2034	255,000	258,161
Citigroup, Inc.
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	754,000	701,325
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	210,000	202,179
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	749,000	704,443
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	510,000	479,127
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	115,725
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,401,000	1,421,022
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	706,366
Fifth Third Bancorp, 4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	335,000	304,431
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	358,000	365,837
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026	401,000	375,431
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	412,000	391,907
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	355,000	374,053
Morgan Stanley Bank NA, 5.48%, 07/16/2025	376,000	376,360
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	197,000	196,219
PNC Financial Services Group, Inc.
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	360,000	389,578
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	4,991
Santander Holdings USA, Inc.
6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	115,000	115,389
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	390,000	389,879
Synovus Financial Corp., 5.20%, 08/11/2025	11,000	10,883
Truist Financial Corp.
4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026	505,000	496,703
5.71% to 01/24/2034 then SOFR + 1.92%, 01/24/2035	335,000	332,371
US Bancorp
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	232,532
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	250,000	251,684
Wells Fargo & Co.
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026	7,000	6,887
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	777,000	752,527
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	466,000	427,189
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	487,000	477,992
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	27,516
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	106,364
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	430,000	425,770
5.38%, 11/02/2043	175,000	165,544
		14,326,445

Capital Goods - 0.9%
AGCO Corp., 5.45%, 03/21/2027	10,000	9,983
Air Lease Corp.
1.88%, 08/15/2026	364,000	336,038
3.25%, 10/01/2029	406,000	365,109
Boeing Co.
2.20%, 02/04/2026	534,000	501,250
5.04%, 05/01/2027	1,085,000	1,059,797
Carrier Global Corp., 5.90%, 03/15/2034	411,000	426,373
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	340,707
4.55%, 04/10/2028	192,000	186,893
Cummins, Inc.
5.15%, 02/20/2034	65,000	64,766
5.45%, 02/20/2054	140,000	136,906
Howmet Aerospace, Inc., 6.75%, 01/15/2028	364,000	379,402
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	150,000	153,031
Nordson Corp., 5.80%, 09/15/2033	97,000	99,169
Northrop Grumman Corp., 4.95%, 03/15/2053	703,000	634,433
Regal Rexnord Corp.
6.05%, 04/15/2028	60,000	60,733
6.40%, 04/15/2033	555,000	570,643
Rockwell Automation, Inc., 6.70%, 01/15/2028	293,000	308,584
RTX Corp., 6.40%, 03/15/2054	440,000	478,769
		6,112,586

Commercial & Professional Services - 0.5%
Bayer US Finance II LLC, 4.20%, 07/15/2034 (a)	113,000	96,282
BMW US Capital LLC
4.90%, 04/02/2029(a)	379,000	375,245
4.15%, 04/09/2030(a)	164,000	156,375
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(a)	458,000	404,696
5.50%, 09/20/2033(a)	230,000	230,407
Enel Finance America LLC, 7.10%, 10/14/2027 (a)	200,000	209,802
Equifax, Inc., 5.10%, 12/15/2027	275,000	272,552
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	65,000	67,129
Foundry JV Holdco LLC, 6.25%, 01/25/2035 (a)	955,000	974,816
Global Atlantic Fin Co., 6.75%, 03/15/2054 (a)	13,000	12,965
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	35,000	35,466
IQVIA, Inc., 6.25%, 02/01/2029	196,000	200,803
Olympus Water US Holding Corp., 9.75%, 11/15/2028 (a)	200,000	212,780
Republic Services, Inc.
5.00%, 04/01/2034	212,000	206,557
5.70%, 05/15/2041	129,000	129,350
Waste Management, Inc., 3.90%, 03/01/2035	65,000	57,394
		3,642,619

Consumer Discretionary Distribution & Retail - 0.1%
Arko Corp., 5.13%, 11/15/2029 (a)	132,000	112,158
Bath & Body Works, Inc., 6.63%, 10/01/2030 (a)	75,000	75,150
Cargill, Inc.
5.13%, 10/11/2032(a)	222,000	221,248
4.75%, 04/24/2033(a)	84,000	80,968
Genuine Parts Co., 6.88%, 11/01/2033	117,000	128,117
Lowe's Cos., Inc., 5.75%, 07/01/2053	119,000	117,094
Macy's Retail Holdings LLC, 5.88%, 03/15/2030 (a)	75,000	71,634
		806,369

Consumer Durables & Apparel - 0.1%
Dell International LLC / EMC Corp., 5.40%, 04/15/2034	287,000	282,501
Whirlpool Corp., 5.50%, 03/01/2033	132,000	128,783
		411,284

Consumer Services - 0.1%
American University/The, 3.67%, 04/01/2049	7,000	5,380
Brightline East LLC, 11.00%, 01/31/2030 (a)	200,000	189,793
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	80,000	79,699
George Washington University/The, 4.30%, 09/15/2044	5,000	4,362
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	102,360
University of Chicago, 2.76%, 04/01/2045	87,000	65,769
		447,363

Consumer Staples Distribution & Retail - 0.1%
Sysco Corp., 4.45%, 03/15/2048	164,000	135,739
Walmart, Inc.
4.00%, 04/15/2026	160,000	157,368
3.90%, 04/15/2028	150,000	145,496
4.00%, 04/15/2030	69,000	66,559
		505,162

Energy - 2.4%
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	85,604
BP Capital Markets America, Inc.
4.81%, 02/13/2033	265,000	255,961
4.99%, 04/10/2034	181,000	175,930
Brooklyn Union Gas Co., 6.39%, 09/15/2033 (a)	548,000	557,800
Cameron LNG LLC, 3.40%, 01/15/2038 (a)	526,000	423,728
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/2053	122,000	117,848
Cheniere Energy Partners LP, 4.00%, 03/01/2031	354,000	319,247
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	80,000	77,375
Consolidated Edison Co. of New York, Inc., 3.20%, 12/01/2051	635,000	419,169
Constellation Energy Generation LLC
6.25%, 10/01/2039	178,000	184,240
5.75%, 03/15/2054	255,000	246,800
DCP Midstream Operating LP
6.45%, 11/03/2036(a)	838,000	874,311
6.75%, 09/15/2037(a)	348,000	372,529
Diamondback Energy, Inc.
5.20%, 04/18/2027	140,000	139,656
5.15%, 01/30/2030	210,000	207,862
6.25%, 03/15/2053	310,000	319,377
5.75%, 04/18/2054	65,000	62,590
5.90%, 04/18/2064	220,000	211,617
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	80,000	73,229
DTE Electric Co., 3.65%, 03/01/2052	19,000	13,895
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	106,840
Energy Transfer LP
2.90%, 05/15/2025	310,000	301,862
5.63%, 05/01/2027(a)	71,000	70,831
6.00%, 02/01/2029(a)	703,000	707,208
5.25%, 04/15/2029	822,000	816,844
5.55%, 05/15/2034	285,000	280,434
5.95%, 05/15/2054	290,000	278,991
EQM Midstream Partners LP, 4.13%, 12/01/2026	150,000	144,231
EQT Corp., 5.75%, 02/01/2034	3,000	2,970
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	57,886
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	349,000	347,732
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	30,000	31,375
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 (a)	293,000	293,586
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/2028 (a)	100,000	98,680
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (a)	270,000	263,699
Kinder Morgan, Inc., 5.20%, 06/01/2033	463,000	446,412
Marathon Petroleum Corp., 4.70%, 05/01/2025	950,000	941,531
MidAmerican Energy Co., 5.75%, 11/01/2035	230,000	236,307
Motiva Enterprises LLC, 6.85%, 01/15/2040 (a)	36,000	37,734
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	132,000	130,191
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	50,000	47,087
New York State Electric & Gas Corp., 5.85%, 08/15/2033 (a)	20,000	20,271
NextEra Energy Capital Holdings, Inc., 4.90%, 02/28/2028	230,000	227,137
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	129,000	125,580
Northern Natural Gas Co.
3.40%, 10/16/2051(a)	88,000	58,931
5.63%, 02/01/2054(a)	85,000	83,162
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	149,000	151,626
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	65,184
6.13%, 01/01/2031	210,000	214,414
7.88%, 09/15/2031	109,000	122,257
6.45%, 09/15/2036	215,000	224,179
6.60%, 03/15/2046	405,000	424,014
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	31,848
4.55%, 06/01/2044	27,000	21,855
Ovintiv, Inc., 7.10%, 07/15/2053	380,000	421,406
Phillips 66, 1.30%, 02/15/2026	255,000	238,208
PPL Electric Utilities Corp., 4.85%, 02/15/2034	100,000	96,645
Public Service Co. of Colorado, 5.25%, 04/01/2053	104,000	95,240
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	109,942
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (a)	698,000	656,761
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030	331,000	315,785
San Diego Gas & Electric Co., 5.35%, 04/01/2053	48,000	45,339
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	290,000	233,891
Southwestern Energy Co., 5.38%, 03/15/2030	164,000	157,855
Tampa Electric Co., 4.90%, 03/01/2029	264,000	260,884
Targa Resources Corp., 5.20%, 07/01/2027	301,000	299,648
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	326,128
Valero Energy Corp., 6.63%, 06/15/2037	300,000	319,748
Venture Global LNG, Inc., 9.50%, 02/01/2029 (a)	149,000	161,715
Vistra Operations Co. LLC
3.70%, 01/30/2027(a)	173,000	163,977
4.38%, 05/01/2029(a)	100,000	92,661
6.95%, 10/15/2033(a)	115,000	122,588
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	88,947
		16,759,025

Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle, Inc., 1.05%, 07/15/2026	150,000	136,672
EPR Properties
4.50%, 04/01/2025	25,000	24,673
3.75%, 08/15/2029	303,000	269,367
Iron Mountain, Inc.
5.25%, 07/15/2030(a)	90,000	84,223
4.50%, 02/15/2031(a)	181,000	161,245
Kimco Realty OP LLC, 4.60%, 02/01/2033	355,000	331,089
Realty Income Corp.
4.70%, 12/15/2028	103,000	100,356
4.00%, 07/15/2029	202,000	190,052
3.10%, 12/15/2029	161,000	143,870
		1,441,547

Financial Services - 2.5%
American Express Co.
5.53% to 04/25/2029 then SOFR + 1.09%, 04/25/2030	260,000	262,117
6.49% to 10/30/2030 then SOFR + 1.94%, 10/30/2031	230,000	244,612
5.92% to 04/25/2034 then SOFR + 1.63%, 04/25/2035	475,000	480,221
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	294,536
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	190,478
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (a)	35,000	32,701
Blackstone Private Credit Fund, 4.70%, 03/24/2025	197,000	194,920
Capital One Financial Corp.
4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026	295,000	292,267
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	616,000	627,874
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	170,000	185,687
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	462,000	455,191
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035	255,000	255,714
Carlyle Finance LLC, 5.65%, 09/15/2048 (a)	51,000	48,728
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	328,771
Corebridge Financial, Inc., 5.75%, 01/15/2034	395,000	397,018
Corebridge Global Funding, 5.20%, 01/12/2029 (a)	147,000	145,813
CRH America Finance, Inc., 5.40%, 05/21/2034	320,000	316,088
FirstCash, Inc., 6.88%, 03/01/2032 (a)	136,000	135,060
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	116,000	127,239
General Motors Financial Co., Inc.
6.05%, 10/10/2025	573,000	575,877
5.75%, 02/08/2031	476,000	475,209
Goldman Sachs Group, Inc.
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025	720,000	714,090
1.43% to 03/09/2026 then SOFR + 0.80%, 03/09/2027	1,024,000	952,430
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	768,000	705,963
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	697,000	657,688
2.60%, 02/07/2030	369,000	320,953
6.13%, 02/15/2033	211,000	222,547
Hyundai Capital America
1.80%, 10/15/2025(a)	401,000	380,462
1.50%, 06/15/2026(a)	233,000	214,492
3.50%, 11/02/2026(a)	94,000	89,494
5.30%, 03/19/2027(a)	10,000	9,952
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	244,000	248,488
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	133,000	136,876
Mercedes-Benz Finance North America LLC
3.50%, 08/03/2025(a)	726,000	710,302
4.80%, 03/30/2026(a)	436,000	432,471
3.75%, 02/22/2028(a)	1,071,000	1,022,893
2.63%, 03/10/2030(a)	857,000	751,909
Morgan Stanley
2.72% to 07/22/2024 then SOFR + 1.15%, 07/22/2025	345,000	343,472
3.63%, 01/20/2027	365,000	350,889
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	148,562
3.59%, 07/22/2028(b)	208,000	197,196
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	131,968
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	190,000	187,797
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	250,000	254,428
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	355,000	352,047
OneMain Finance Corp., 3.50%, 01/15/2027	80,000	74,046
PRA Group, Inc., 5.00%, 10/01/2029 (a)	286,000	242,061
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (a)	100,000	98,405
Radian Group, Inc., 6.20%, 05/15/2029	280,000	281,449
S&P Global, Inc.
3.70%, 03/01/2052	185,000	139,382
3.90%, 03/01/2062	119,000	88,582
State Street Corp., 6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	365,619
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	159,000	162,835
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	341,000	319,582
		17,375,451

Food, Beverage & Tobacco - 0.6%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	403,000	379,815
4.90%, 02/01/2046	182,000	164,955
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	320,000	314,070
8.20%, 01/15/2039	355,000	448,817
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	150,000	143,515
Campbell Soup Co.
5.30%, 03/20/2026	10,000	9,977
4.80%, 03/15/2048	475,000	412,552
Constellation Brands, Inc., 4.90%, 05/01/2033	655,000	628,849
J M Smucker Co., 6.20%, 11/15/2033	355,000	370,352
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	50,000	48,799
Philip Morris International, Inc.
5.13%, 02/15/2030	580,000	575,004
5.75%, 11/17/2032	405,000	412,892
5.63%, 09/07/2033	356,000	358,566
		4,268,163

Health Care Equipment & Services - 0.9%
Acadia Healthcare Co, Inc., 5.00%, 04/15/2029 (a)	70,000	66,057
Adventist Health System/West, 3.63%, 03/01/2049	33,000	23,742
Allina Health System, 4.81%, 11/15/2045	511,000	458,372
Centene Corp., 4.63%, 12/15/2029	463,000	436,341
CommonSpirit Health
6.07%, 11/01/2027	63,000	64,491
4.35%, 11/01/2042	45,000	38,274
5.55%, 12/01/2054	777,000	755,306
CVS Health Corp.
3.00%, 08/15/2026	320,000	303,843
5.13%, 02/21/2030	225,000	221,086
5.63%, 02/21/2053	161,000	148,750
5.88%, 06/01/2053	195,000	186,575
6.05%, 06/01/2054	200,000	195,686
Dignity Health, 4.50%, 11/01/2042	414,000	367,528
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	332,892
HCA, Inc.
5.38%, 09/01/2026	55,000	54,802
4.50%, 02/15/2027	255,000	248,711
5.88%, 02/01/2029	215,000	217,977
Humana, Inc., 5.50%, 03/15/2053	102,000	94,742
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,357
Mount Sinai Hospital, 3.98%, 07/01/2048	15,000	11,792
MultiCare Health System, 2.80%, 08/15/2050	82,000	48,349
Novant Health, Inc., 3.17%, 11/01/2051	52,000	34,485
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	14,939
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,618
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	360,963
Sutter Health
2.29%, 08/15/2030	28,000	23,860
5.16%, 08/15/2033	49,000	48,769
Tenet Healthcare Corp., 4.63%, 06/15/2028	150,000	142,728
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	9,888
4.25%, 01/15/2029	631,000	610,281
5.38%, 04/15/2054	210,000	203,222
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	29,214
Willis-Knighton Medical Center, 4.81%, 09/01/2048	16,000	13,995
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	5,000	4,898
3.55%, 03/20/2030	248,000	223,780
		6,008,313

Household & Personal Products - 0.1%
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	142,953
Kenvue, Inc.
5.05%, 03/22/2053	177,000	166,020
5.20%, 03/22/2063	41,000	38,460
		347,433

Insurance - 0.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 04/15/2028 (a)	50,000	50,168
American International Group, Inc., 5.13%, 03/27/2033	265,000	259,772
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	207,900
Aon North America, Inc.
5.15%, 03/01/2029	711,000	706,473
5.30%, 03/01/2031	210,000	209,004
5.45%, 03/01/2034	625,000	618,301
5.75%, 03/01/2054	85,000	83,417
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	3,864
6.75%, 02/15/2054	84,000	92,323
CNA Financial Corp., 4.50%, 03/01/2026	590,000	579,752
CNO Financial Group, Inc.
5.25%, 05/30/2029	436,000	421,510
6.45%, 06/15/2034	204,000	204,552
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057 (a)(c)	75,000	55,280
Guardian Life Global Funding, 3.25%, 03/29/2027 (a)	66,000	62,802
HUB International Ltd., 7.25%, 06/15/2030 (a)	100,000	101,685
Marsh & McLennan Cos., Inc.
5.45%, 03/15/2053	47,000	45,500
5.45%, 03/15/2054	140,000	135,905
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (a)	233,000	229,297
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (a)	400,000	389,920
Primerica, Inc., 2.80%, 11/19/2031	503,000	415,881
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	73,735
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (c)	238,000	233,527
Travelers Cos., Inc., 5.45%, 05/25/2053	140,000	140,055
W R Berkley Corp., 4.75%, 08/01/2044	177,000	155,941
		5,476,564

Materials - 0.2%
Berry Global, Inc.
4.88%, 07/15/2026(a)	256,000	251,931
5.50%, 04/15/2028(a)	71,000	70,589
5.65%, 01/15/2034(a)	3,000	2,927
Celanese US Holdings LLC, 6.70%, 11/15/2033	205,000	215,423
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030 (a)	100,000	100,804
International Paper Co., 6.00%, 11/15/2041	177,000	174,195
Mosaic Co., 5.45%, 11/15/2033	508,000	500,984
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	71,644
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,094
Standard Industries, Inc., 4.75%, 01/15/2028 (a)	100,000	95,048
		1,488,639

Media & Entertainment - 0.4%
Alphabet, Inc., 2.25%, 08/15/2060	60,000	33,294
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 05/01/2032	130,000	103,180
Comcast Corp., 3.30%, 02/01/2027	100,000	95,675
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	1,029,000	973,084
Discovery Communications LLC, 4.88%, 04/01/2043	5,000	4,006
Sirius XM Radio, Inc., 4.13%, 07/01/2030 (a)	100,000	83,851
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	211,415
TEGNA, Inc., 5.00%, 09/15/2029	174,000	153,059
Walt Disney Co., 3.80%, 05/13/2060	121,000	89,362
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	398,000	377,178
5.14%, 03/15/2052	1,015,000	799,296
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	120,000	107,195
		3,030,595

Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	1,145,000	1,087,130
4.95%, 03/15/2031	255,000	252,580
4.05%, 11/21/2039	120,000	103,313
5.40%, 03/15/2054	70,000	68,868
5.50%, 03/15/2064	220,000	215,832
Amgen, Inc.
5.60%, 03/02/2043	60,000	59,309
5.65%, 03/02/2053	22,000	21,668
5.75%, 03/02/2063	771,000	757,052
Bristol-Myers Squibb Co., 5.65%, 02/22/2064	225,000	219,351
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	227,974
4.95%, 02/27/2063	147,000	135,391
Johnson & Johnson, 3.40%, 01/15/2038	246,000	204,734
Mars, Inc.
2.70%, 04/01/2025(a)	348,000	340,541
4.55%, 04/20/2028(a)	147,000	144,113
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	46,360
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	495,000	477,417
Viatris, Inc., 2.70%, 06/22/2030	166,000	139,522
		4,501,155

Real Estate Management & Development - 0.5%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	1,950
COPT Defense Properties LP
2.75%, 04/15/2031	546,000	448,870
2.90%, 12/01/2033	446,000	347,844
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	175,000	172,743
Holcim Finance US LLC, 3.50%, 09/22/2026 (a)	345,000	330,510
Kilroy Realty LP
3.45%, 12/15/2024	117,000	115,544
2.50%, 11/15/2032	261,000	194,461
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (a)	80,000	78,453
Prologis LP
1.63%, 03/15/2031	28,000	22,221
4.75%, 06/15/2033	583,000	558,800
Regency Centers LP, 4.65%, 03/15/2049	219,000	183,574
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027	30,000	28,791
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	40,000	37,842
Simon Property Group LP
6.25%, 01/15/2034	240,000	252,378
6.75%, 02/01/2040	227,000	247,078
5.85%, 03/08/2053	84,000	83,357
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	40,000	40,037
Ventas Realty LP, 3.00%, 01/15/2030	195,000	170,505
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	183,000	182,779
		3,497,737

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc., 5.30%, 04/01/2054	185,000	179,684
Broadcom, Inc., 3.15%, 11/15/2025	70,000	67,684
Intel Corp.
5.15%, 02/21/2034	440,000	430,599
5.60%, 02/21/2054	150,000	144,362
5.90%, 02/10/2063	75,000	74,396
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	139,399
5.88%, 09/15/2033	38,000	38,878
		1,075,002

Software & Services - 0.4%
Adobe, Inc.
4.80%, 04/04/2029	330,000	329,134
4.95%, 04/04/2034	725,000	716,000
ASGN, Inc., 4.63%, 05/15/2028 (a)	40,000	37,538
International Business Machines Corp., 4.90%, 07/27/2052	808,000	718,547
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	244,969
Oracle Corp.
2.30%, 03/25/2028	210,000	188,799
3.60%, 04/01/2050	125,000	86,782
UKG, Inc., 6.88%, 02/01/2031 (a)	50,000	50,386
VMware, Inc., 3.90%, 08/21/2027	639,000	610,261
		2,982,416

Technology Hardware & Equipment - 0.5%
Avnet, Inc., 6.25%, 03/15/2028	305,000	312,100
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	145,000	134,899
Cisco Systems, Inc.
4.85%, 02/26/2029	490,000	488,094
4.95%, 02/26/2031	405,000	402,168
5.05%, 02/26/2034	420,000	416,734
5.30%, 02/26/2054	140,000	137,033
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	451,000	447,453
Jabil, Inc., 5.45%, 02/01/2029	107,000	106,488
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	256,711
4.00%, 03/15/2029(a)	5,000	4,637
Vontier Corp., 2.40%, 04/01/2028	374,000	328,446
		3,034,763

Telecommunication Services - 0.5%
AT&T, Inc.
1.65%, 02/01/2028	349,000	308,174
3.50%, 09/15/2053	260,000	175,314
3.55%, 09/15/2055	702,000	470,520
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	100,000	97,484
T-Mobile USA, Inc.
3.75%, 04/15/2027	398,000	381,436
4.75%, 02/01/2028	315,000	309,223
3.38%, 04/15/2029	797,000	730,092
2.55%, 02/15/2031	375,000	315,860
2.88%, 02/15/2031	413,000	355,116
4.38%, 04/15/2040	85,000	73,766
3.30%, 02/15/2051	140,000	94,037
Verizon Communications, Inc.
5.05%, 05/09/2033	265,000	260,399
4.67%, 03/15/2055	44,000	38,086
		3,609,507

Transportation - 0.2%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	151,000	152,435
Southwest Airlines Co., 5.25%, 05/04/2025	400,000	398,416
TransDigm, Inc., 6.75%, 08/15/2028 (a)	150,000	151,934
TTX Co., 4.60%, 02/01/2049 (a)	358,000	312,940
Union Pacific Corp., 5.15%, 01/20/2063	40,000	36,869
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	162,533	162,709
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	327,600	321,983
XPO, Inc., 7.13%, 02/01/2032 (a)	25,000	25,489
		1,562,775

Utilities - 0.9%
American Electric Power Co., Inc., 5.63%, 03/01/2033	4,000	3,971
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	40,000	38,306
Calpine Corp., 5.00%, 02/01/2031 (a)	150,000	138,650
Cameron LNG LLC, 3.30%, 01/15/2035 (a)	151,000	123,722
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	249,000	241,882
DTE Energy Co., 1.05%, 06/01/2025	280,000	267,902
Duke Energy Corp.
4.85%, 01/05/2027	465,000	460,441
5.75%, 09/15/2033	452,000	456,621
4.20%, 06/15/2049	211,000	163,459
Edison International
5.75%, 06/15/2027	332,000	333,772
6.95%, 11/15/2029	15,000	15,941
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (a)	174,000	147,251
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	60,606
Evergy, Inc., 2.45%, 09/15/2024	135,000	133,728
Eversource Energy, 5.50%, 01/01/2034	220,000	215,106
Exelon Corp., 5.60%, 03/15/2053	139,000	134,236
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (a)	7,000	6,015
Interstate Power and Light Co.
2.30%, 06/01/2030	190,000	160,456
5.70%, 10/15/2033	140,000	141,190
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	76,696
Pacific Gas and Electric Co.
6.40%, 06/15/2033	210,000	217,718
6.95%, 03/15/2034	290,000	312,287
4.95%, 07/01/2050	220,000	182,980
Southern Co.
3.25%, 07/01/2026	590,000	566,303
5.20%, 06/15/2033	731,000	716,003
5.70%, 03/15/2034	444,000	450,196
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027 (a)	100,000	97,973
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	297,000	278,674
Union Electric Co., 5.45%, 03/15/2053	60,000	57,662
Virginia Electric and Power Co., 5.45%, 04/01/2053	164,000	156,795
		6,356,542
TOTAL CORPORATE BONDS (Cost $112,726,852)		111,953,664

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.7%	Par	Value
Federal Home Loan Mortgage Corp.
5.55%, 02/09/2027	1,116,000	1,115,426
0.90%, 10/13/2027	38,000	33,325
5.63%, 02/07/2028	397,000	396,301
0.00%, 12/14/2029(d)	301,000	232,408
Pool MA4600, 3.50%, 05/01/2052	2,663,140	2,334,738
Pool QB8934, 2.50%, 02/01/2051	26,218	21,165
Pool QC6759, 2.00%, 09/01/2051	29,565	22,803
Pool QF7085, 5.50%, 02/01/2053	68,580	67,549
Pool RA3661, 2.50%, 10/01/2050	115,505	94,238
Pool RA6605, 3.00%, 01/01/2052	25,351	21,317
Pool RA6815, 2.50%, 02/01/2052	251,052	204,732
Pool RA7326, 3.50%, 05/01/2052	31,835	27,893
Pool RA7587, 3.50%, 06/01/2052	196,594	173,522
Pool RA9475, 5.00%, 07/01/2053	192,139	184,814
Pool SD0781, 3.00%, 11/01/2051	76,102	64,278
Pool SD1117, 4.50%, 06/01/2052	20,445	19,181
Pool SD1377, 3.50%, 07/01/2052	417,111	367,514
Pool SD1505, 4.50%, 08/01/2052	87,864	82,336
Pool SD1549, 3.50%, 04/01/2052	65,782	58,032
Pool SD2253, 3.50%, 12/01/2052	163,213	143,060
Pool SD2862, 6.00%, 05/01/2053	22,717	22,797
Pool SD3218, 5.00%, 05/01/2053	24,009	23,091
Pool SD3611, 3.00%, 03/01/2052	23,555	19,884
Pool SD3770, 2.50%, 03/01/2052	259,270	209,830
Pool SD3977, 5.00%, 04/01/2053	787,043	757,537
Pool SD3983, 5.50%, 09/01/2053	24,024	23,681
Pool SD4428, 2.50%, 05/01/2052	24,104	19,570
Pool SD4553, 3.00%, 09/01/2053	660,409	555,169
Pool SD4712, 4.50%, 12/01/2052	43,418	40,628
Pool SD4835, 2.50%, 02/01/2051	516,849	419,822
Pool SD4997, 5.00%, 10/01/2053	1,724,103	1,658,684
Pool SD5314, 3.00%, 01/01/2053	124,724	104,937
Pool SD8114, 2.50%, 12/01/2050	1,011,459	821,825
Pool SD8135, 2.50%, 03/01/2051	28,360	23,061
Pool SD8150, 2.00%, 06/01/2051	611,963	473,526
Pool SD8157, 3.00%, 07/01/2051	195,202	164,877
Pool SD8166, 2.00%, 09/01/2051	643,166	497,696
Pool SD8167, 2.50%, 09/01/2051	88,812	71,940
Pool SD8188, 2.00%, 01/01/2052	391,756	302,706
Pool SD8193, 2.00%, 02/01/2052	88,552	68,324
Pool SD8199, 2.00%, 03/01/2052	245,094	189,184
Pool SD8205, 2.50%, 04/01/2052	195,741	158,236
Pool SD8214, 3.50%, 05/01/2052	1,917,592	1,680,982
Pool SD8215, 4.00%, 05/01/2052	224,118	203,670
Pool SD8221, 3.50%, 06/01/2052	470,986	412,870
Pool SD8222, 4.00%, 06/01/2052	87,037	79,018
Pool SD8225, 3.00%, 07/01/2052	220,376	185,310
Pool SD8227, 4.00%, 07/01/2052	1,010,878	917,760
Pool SD8234, 2.50%, 08/01/2052	1,888,926	1,525,967
Pool SD8242, 3.00%, 09/01/2052	73,615	61,901
Pool SD8243, 3.50%, 09/01/2052	377,987	331,168
Pool SD8244, 4.00%, 09/01/2052	206,828	187,653
Pool SD8257, 4.50%, 10/01/2052	31,637	29,605
Pool SD8258, 5.00%, 10/01/2052	187,076	180,103
Pool SD8264, 3.50%, 11/01/2052	60,322	52,872
Pool SD8265, 4.00%, 11/01/2052	417,594	379,020
Pool SD8266, 4.50%, 11/01/2052	96,296	90,109
Pool SD8288, 5.00%, 01/01/2053	22,946	22,088
Pool SD8315, 5.00%, 04/01/2053	186,889	179,844
Pool SD8316, 5.50%, 04/01/2053	354,384	348,609
Pool SD8324, 5.50%, 05/01/2053	691,477	680,013
Pool SD8325, 6.00%, 05/01/2053	121,375	121,512
Pool SD8331, 5.50%, 06/01/2053	967,299	950,897
Pool SD8363, 6.00%, 09/01/2053	326,693	326,972
Pool SD8368, 6.00%, 10/01/2053	127,149	127,251
Pool SD8373, 6.00%, 11/01/2053	28,450	28,473
Pool SD8382, 5.00%, 12/01/2053	341,691	328,570
Pool SD8397, 6.50%, 01/01/2054	42,250	42,935
Pool SD8401, 5.50%, 02/01/2054	24,498	24,081
Pool SD8402, 6.00%, 02/01/2054	101,636	101,691
Federal National Mortgage Association
7.25%, 05/15/2030	145,000	164,666
Pool BP3478, 2.00%, 06/01/2051	24,775	19,229
Pool BT6823, 2.50%, 10/01/2051	177,161	143,470
Pool BT9030, 2.00%, 08/01/2051	26,128	20,223
Pool BU7102, 2.50%, 12/01/2051	98,489	79,682
Pool BW0015, 4.00%, 07/01/2052	26,873	24,422
Pool BX5065, 5.50%, 01/01/2053	22,789	22,438
Pool CA6435, 3.50%, 07/01/2050	1,353,628	1,188,205
Pool CA7248, 2.50%, 10/01/2050	31,798	25,759
Pool CA8026, 2.50%, 12/01/2050	1,342,094	1,085,069
Pool CB1066, 2.50%, 07/01/2051	287,808	233,074
Pool CB1149, 3.00%, 07/01/2051	269,947	227,601
Pool CB3600, 3.50%, 05/01/2052	168,216	148,490
Pool CB3771, 3.50%, 06/01/2052	455,034	398,935
Pool CB4020, 4.00%, 07/01/2052	37,938	34,467
Pool CB4121, 4.00%, 07/01/2052	235,294	213,860
Pool CB4852, 4.50%, 10/01/2052	268,133	250,911
Pool CB5906, 5.50%, 03/01/2053	23,300	22,961
Pool CB6031, 5.00%, 04/01/2053	51,452	49,625
Pool CB6201, 6.00%, 05/01/2053	45,730	45,830
Pool CB6308, 4.50%, 05/01/2053	894,233	837,058
Pool CB6475, 5.00%, 06/01/2053	827,670	796,503
Pool CB6619, 5.50%, 06/01/2053	64,131	63,043
Pool FM9067, 2.50%, 10/01/2051	495,752	400,486
Pool FM9540, 2.00%, 11/01/2051	245,886	191,544
Pool FS0176, 2.50%, 01/01/2052	402,936	325,993
Pool FS0288, 2.00%, 01/01/2052	82,293	64,044
Pool FS0631, 3.00%, 02/01/2052	31,975	26,954
Pool FS1790, 4.00%, 05/01/2052	21,425	19,439
Pool FS2040, 2.00%, 02/01/2052	89,400	69,106
Pool FS2321, 2.50%, 02/01/2052	486,719	394,462
Pool FS2512, 3.50%, 07/01/2052	319,402	281,408
Pool FS2805, 2.50%, 09/01/2052	339,177	274,347
Pool FS3251, 6.00%, 11/01/2052	62,934	63,027
Pool FS3497, 3.50%, 08/01/2052	209,173	183,380
Pool FS3569, 3.00%, 02/01/2052	185,709	156,261
Pool FS4035, 5.00%, 03/01/2053	714,790	688,055
Pool FS4110, 2.50%, 03/01/2052	54,257	43,950
Pool FS4114, 4.50%, 03/01/2053	23,129	21,643
Pool FS4377, 3.00%, 04/01/2052	1,555,772	1,308,328
Pool FS4874, 5.50%, 06/01/2053	23,431	23,075
Pool FS4919, 2.50%, 05/01/2053	523,759	423,552
Pool FS5235, 5.50%, 07/01/2053	207,374	203,905
Pool FS5673, 4.00%, 02/01/2053	360,724	327,416
Pool FS5846, 2.50%, 09/01/2052	81,611	66,062
Pool FS6288, 5.50%, 10/01/2053	24,338	23,988
Pool FS6471, 3.00%, 05/01/2052	97,119	81,696
Pool FS6633, 3.00%, 06/01/2052	448,782	377,617
Pool FS6838, 5.50%, 11/01/2053	63,646	62,568
Pool FS6866, 5.00%, 10/01/2053	300,550	289,155
Pool FS7252, 5.00%, 11/01/2053	172,427	165,833
Pool MA4078, 2.50%, 07/01/2050	242,006	197,161
Pool MA4211, 3.00%, 12/01/2050	25,354	21,560
Pool MA4305, 2.00%, 04/01/2051	197,065	152,814
Pool MA4398, 2.00%, 08/01/2051	70,946	54,951
Pool MA4413, 2.00%, 09/01/2051	50,658	39,247
Pool MA4493, 2.50%, 12/01/2051	24,436	19,774
Pool MA4512, 2.50%, 01/01/2052	85,594	69,068
Pool MA4548, 2.50%, 02/01/2052	133,502	107,985
Pool MA4562, 2.00%, 03/01/2052	178,826	138,259
Pool MA4563, 2.50%, 03/01/2052	110,924	89,614
Pool MA4565, 3.50%, 03/01/2052	37,023	32,555
Pool MA4578, 2.50%, 04/01/2052	320,841	259,397
Pool MA4579, 3.00%, 04/01/2052	239,503	201,300
Pool MA4597, 2.00%, 05/01/2052	425,965	328,744
Pool MA4598, 2.50%, 05/01/2052	85,868	69,423
Pool MA4599, 3.00%, 05/01/2052	40,443	34,017
Pool MA4625, 3.50%, 06/01/2052	80,806	70,842
Pool MA4653, 3.00%, 07/01/2052	193,294	162,567
Pool MA4655, 4.00%, 07/01/2052	857,259	777,653
Pool MA4684, 4.50%, 06/01/2052	73,819	69,078
Pool MA4698, 3.00%, 08/01/2052	230,813	194,105
Pool MA4700, 4.00%, 08/01/2052	457,398	415,660
Pool MA4732, 4.00%, 09/01/2052	286,873	260,553
Pool MA4733, 4.50%, 09/01/2052	44,936	42,050
Pool MA4761, 5.00%, 09/01/2052	341,108	328,491
Pool MA4783, 4.00%, 10/01/2052	124,662	113,187
Pool MA4784, 4.50%, 10/01/2052	234,338	219,286
Pool MA4786, 5.50%, 10/01/2052	29,512	29,073
Pool MA4805, 4.50%, 11/01/2052	142,003	132,882
Pool MA4868, 5.00%, 01/01/2053	27,708	26,676
Pool MA4917, 4.50%, 02/01/2053	32,875	30,763
Pool MA4918, 5.00%, 02/01/2053	316,915	305,046
Pool MA4940, 5.00%, 03/01/2053	27,596	26,561
Pool MA4978, 5.00%, 04/01/2053	416,513	400,849
Pool MA5009, 5.00%, 05/01/2053	580,279	558,087
Pool MA5010, 5.50%, 05/01/2053	31,302	30,777
Pool MA5038, 5.00%, 06/01/2053	2,081,610	2,003,004
Pool MA5071, 5.00%, 07/01/2053	346,170	332,931
Pool MA5073, 6.00%, 07/01/2053	251,544	251,836
Pool MA5089, 4.00%, 07/01/2053	167,044	151,558
Pool MA5106, 5.00%, 08/01/2053	452,903	435,672
Pool MA5107, 5.50%, 08/01/2053	327,802	322,303
Pool MA5108, 6.00%, 08/01/2053	73,736	73,821
Pool MA5138, 5.50%, 09/01/2053	829,986	815,911
Pool MA5139, 6.00%, 09/01/2053	1,191,845	1,192,805
Pool MA5165, 5.50%, 10/01/2053	23,871	23,466
Pool MA5166, 6.00%, 10/01/2053	1,351,865	1,352,808
Pool MA5192, 6.50%, 11/01/2053	220,603	224,212
Pool MA5215, 5.50%, 12/01/2053	703,430	691,504
Pool MA5216, 6.00%, 12/01/2053	476,313	476,645
Pool MA5217, 6.50%, 12/01/2053	277,914	282,416
Pool MA5245, 5.00%, 01/01/2054	2,733,366	2,628,404
Pool MA5247, 6.00%, 01/01/2054	24,106	24,120
Pool MA5294, 5.00%, 03/01/2054	1,126,588	1,083,327
Pool MA5297, 6.50%, 03/01/2054	28,765	29,231
Pool MA5331, 5.50%, 04/01/2054	788,195	774,705
Ginnie Mae II Pool
Pool MA7935, 2.00%, 03/20/2052	299,618	240,153
Pool MA7936, 2.50%, 03/20/2052	828,727	690,409
Pool MA8099, 3.50%, 06/20/2052	70,611	62,990
Pool MA8149, 3.50%, 07/20/2052	36,676	32,718
Pool MA8151, 4.50%, 07/20/2052	156,446	148,009
Pool MA8201, 4.50%, 08/20/2052	26,987	25,532
Pool MA8492, 6.00%, 12/20/2052	20,204	20,353
Pool MA8566, 3.50%, 01/20/2053	203,967	181,954
Pool MA8800, 5.00%, 04/20/2053	564,347	547,559
Pool MA8801, 5.50%, 04/20/2053	597,015	592,370
Pool MA8877, 4.50%, 05/20/2053	480,552	454,126
Pool MA8947, 5.00%, 06/20/2053	217,445	210,978
Pool MA8948, 5.50%, 06/20/2053	227,566	225,787
Pool MA9016, 5.00%, 07/20/2053	48,581	47,130
Pool MA9018, 6.00%, 07/20/2053	68,446	68,949
Pool MA9107, 6.00%, 08/20/2053	56,221	56,626
Pool MA9172, 6.00%, 09/20/2053	121,234	122,106
Pool MA9240, 5.00%, 10/20/2053	54,267	52,623
Pool MA9242, 6.00%, 10/20/2053	617,641	622,085
Pool MA9304, 5.00%, 11/20/2053	24,671	23,924
Pool MA9424, 6.00%, 01/20/2054	113,916	114,736
Pool MA9488, 5.50%, 02/20/2054	24,819	24,621
Government National Mortgage Association
Pool MA7826, 2.00%, 01/20/2052	67,875	54,413
Pool MA7827, 2.50%, 01/20/2052	184,595	153,790
Series 2021-156, Class LI, 4.00%, 09/20/2051(e)	662,945	127,723
HUD Office of the Secretary
Series 2020-107, Class AB, 1.00%, 07/20/2050	52,336	39,026
Series 2020-112, Class KA, 1.00%, 08/20/2050	48,167	35,786
Series 2021-103, Class HE, 2.00%, 06/20/2051	35,938	28,925
United States Department of the Treasury, 5.40%, 12/21/2026	275,000	274,566
United States of America, 5.20%, 02/17/2026	705,000	703,757
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $60,564,514)		59,709,854

FOREIGN CORPORATE BONDS - 4.5%	Par	Value
Automobiles & Components - 0.0%(f)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	92,320

Banks - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	528,292
ASB Bank Ltd.
5.35%, 06/15/2026(a)	323,000	322,836
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (a)	159,000	156,363
Australia & New Zealand Banking Group Ltd./New York NY, 4.75%, 01/18/2027	361,000	358,501
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	170,070
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027 (a)	349,000	336,664
Banco Santander SA, 6.92%, 08/08/2033	600,000	630,565
Bancolombia SA, 3.00%, 01/29/2025	203,000	199,147
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (a)	452,000	454,254
Bank of Nova Scotia
1.45%, 01/10/2025	788,000	768,461
4.50%, 12/16/2025	472,000	463,329
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	200,000	203,261
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (a)	349,000	310,801
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (a)	352,000	350,191
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (a)	207,000	212,717
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (a)	892,000	890,109
Credit Agricole SA
5.59%, 07/05/2026(a)	558,000	560,440
5.13%, 03/11/2027(a)	254,000	253,379
Deutsche Bank AG/New York NY, 4.16%, 05/13/2025	151,000	149,123
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,468,369
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)	245,000	246,155
Lloyds Banking Group PLC, 5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035	305,000	303,565
Mitsubishi UFJ Financial Group, Inc.
5.72% to 02/20/2025 then 1 yr. CMT Rate + 1.08%, 02/20/2026	200,000	199,849
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	238,930
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	186,641
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (a)	805,000	752,314
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (a)	200,000	201,695
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	201,956
5.80%, 07/13/2028	540,000	550,459
5.71%, 01/13/2030	253,000	257,070
1.71%, 01/12/2031	280,000	223,241
5.77%, 01/13/2033	351,000	360,067
UBS AG/New York NY, 2.95%, 04/09/2025	578,000	564,965
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	235,896
		13,309,675

Capital Goods - 0.1%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	196,738
Triton Container International Ltd., 3.15%, 06/15/2031 (a)	216,000	178,370
Vinci SA, 3.75%, 04/10/2029 (a)	200,000	188,729
Weir Group PLC, 2.20%, 05/13/2026 (a)	281,000	262,932
		826,769

Commercial & Professional Services - 0.2%
E.ON International Finance BV, 6.65%, 04/30/2038 (a)	161,000	171,437
Enel Finance International NV, 1.38%, 07/12/2026 (a)	577,000	531,928
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027 (a)	4,000	3,908
IBM International Capital Pte Ltd., 5.30%, 02/05/2054	100,000	93,120
International Bank for Reconstruction & Development, 3.88%, 02/14/2030	35,000	33,686
NTT Finance Corp., 4.24%, 07/25/2025 (a)	599,000	590,736
Viterra Finance BV, 2.00%, 04/21/2026 (a)	201,000	187,227
		1,612,042

Consumer Services - 0.0%(f)
Carnival Corp., 7.63%, 03/01/2026 (a)	150,000	150,901

Consumer Staples Distribution & Retail - 0.0%(f)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	202,000	191,548

Energy - 0.3%
Aker BP ASA, 6.00%, 06/13/2033 (a)	192,000	193,470
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	319,794
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,626
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	44,787
Enbridge, Inc.
5.30%, 04/05/2029	40,000	39,901
5.70%, 03/08/2033	449,000	450,042
5.63%, 04/05/2034	280,000	277,838
5.95%, 04/05/2054	150,000	148,973
TotalEnergies Capital SA
5.15%, 04/05/2034	180,000	179,292
5.49%, 04/05/2054	225,000	221,888
5.64%, 04/05/2064	325,000	322,782
		2,217,393

Financial Services - 0.4%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027 (a)	290,000	276,649
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029 (a)	280,000	260,953
CRH SMW Finance DAC, 5.20%, 05/21/2029	335,000	332,886
European Bank for Reconstruction & Development, 4.25%, 03/13/2034	95,000	92,069
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	644,122
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028 (a)	213,000	187,853
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028 (a)	200,000	202,059
UBS AG/London, 5.65%, 09/11/2028	460,000	467,880
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (a)	65,000	62,680
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (a)	13,000	12,068
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (a)	366,000	339,752
		2,878,971

Food, Beverage & Tobacco - 0.1%
Heineken NV, 3.50%, 01/29/2028 (a)	882,000	835,124

Insurance - 0.1%
AIA Group Ltd., 3.20%, 09/16/2040 (a)	213,000	154,308
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	218,600
		372,908

Materials - 0.1%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/2030 (a)	40,000	38,782
Hudbay Minerals, Inc., 6.13%, 04/01/2029 (a)	80,000	78,967
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	31,777	29,963
NOVA Chemicals Corp., 4.25%, 05/15/2029 (a)	40,000	35,150
OCI NV, 6.70%, 03/16/2033 (a)	218,000	215,367
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	130,000	133,410
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	6,000	6,264
Yara International ASA, 3.80%, 06/06/2026 (a)	22,000	21,210
		559,113

Media & Entertainment - 0.1%
Tencent Holdings Ltd., 3.98%, 04/11/2029 (a)	353,000	334,099

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Pfizer Investment Enterprises Pte Ltd., 5.34%, 05/19/2063	440,000	412,501

Real Estate Management & Development - 0.1%
Macquarie Bank Ltd., 3.62%, 06/03/2030 (a)	517,000	458,640
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027 (a)	347,000	330,413
		789,053

Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp., 2.17%, 11/25/2026 (a)	376,000	345,428
SK Hynix, Inc.
6.38%, 01/17/2028(a)	1,049,000	1,076,842
5.50%, 01/16/2029(a)	1,156,000	1,153,565
		2,575,835

Telecommunication Services - 0.1%
British Telecommunications PLC, 5.13%, 12/04/2028	345,000	342,168
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	228,346
Vodafone Group PLC
4.38%, 02/19/2043	335,000	283,355
5.75%, 02/10/2063	87,000	84,510
		938,379

Transportation - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	73,333	72,655
AP Moller - Maersk AS, 5.88%, 09/14/2033 (a)	837,000	847,529
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	29,403
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	57,000	55,480
		1,005,067

Utilities - 0.3%
Electricite de France SA
3.63%, 10/13/2025(a)	296,000	288,550
5.70%, 05/23/2028(a)	349,000	352,958
6.95%, 01/26/2039(a)	16,000	17,409
6.90%, 05/23/2053(a)	236,000	252,368
Korea Electric Power Corp., 4.00%, 06/14/2027 (a)	703,000	678,940
National Grid PLC, 5.42%, 01/11/2034	290,000	282,229
		1,872,454
TOTAL FOREIGN CORPORATE BONDS (Cost $31,066,661)		30,974,152

ASSET-BACKED SECURITIES - 2.4%	Par	Value
American Airlines Group, Inc.
Series 2016-2, 3.20%, 06/15/2028	50,588	46,658
Series 2019-1, 3.15%, 02/15/2032	181,656	161,220
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	585,000	592,021
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (a)	41,982	37,587
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027(a)	301,000	286,739
Series 2023-2A, Class B, 6.03%, 10/20/2027(a)	100,000	100,097
Series 2024-1A, Class B, 5.85%, 06/20/2030(a)	100,000	99,956
Series 2024-2A, Class A, 5.13%, 10/20/2028(a)	210,000	207,547
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (a)	300,375	266,587
BOF URSA Funding Trust, Series 2023-CAR3, Class A2, 6.29%, 07/26/2032 (a)	67,075	67,587
Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, 05/15/2039 (a)	277,104	278,843
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	241,000	237,373
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 04/15/2027	265,000	258,878
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	150,000	141,910
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 09/16/2030 (a)	154,651	154,911
Compass Datacenters LLC, Series 2024-1A, Class A1, 5.25%, 02/25/2049 (a)	150,000	146,868
CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, 11/20/2048 (a)	153,000	149,497
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(a)	325,000	302,830
Series 2024-1A, Class A2, 4.76%, 03/22/2049(a)	77,000	72,834
Dell Equipment Finance Trust
Series 2023-3, Class A3, 5.93%, 04/23/2029(a)	200,000	201,277
Series 2024-1, Class A3, 5.39%, 03/22/2030(a)	250,000	250,248
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (a)	32,000	32,134
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038 (a)	252,882	254,664
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (a)(g)	177,995	150,222
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	85,000	84,828
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	250,000	252,680
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066 (a)(g)	223,505	176,608
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	210,000	209,274
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	629,312
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (a)	109,630	89,383
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	59,132	57,306
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	75,345	75,830
Series 2024-1B, Class B, 5.99%, 09/15/2039(a)	109,154	109,909
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/16/2029 (a)	104,000	104,020
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 6.82% (30 day avg SOFR US + 1.50%), 08/25/2054 (a)	467,003	469,698
Kubota Credit Owner Trust
Series 2023-2A, Class A3, 5.28%, 01/18/2028(a)	332,000	331,409
Series 2024-1A, Class A3, 5.19%, 07/17/2028(a)	118,000	117,591
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class A, 1.43%, 05/20/2039(a)	241,030	222,210
Series 2021-2A, Class B, 1.83%, 05/20/2039(a)	200,012	184,332
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029 (a)	37,000	37,170
MVW Owner Trust
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	72,894	71,911
Series 2023-1A, Class B, 5.42%, 10/20/2040(a)	364,472	360,904
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	323,695	312,415
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	44,593	38,998
Series 2021-EA, Class A, 0.97%, 12/16/2069(a)	176,310	152,521
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	373,000	373,371
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036 (a)	200,000	202,011
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (a)	197,775	197,436
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041 (a)	250,000	221,117
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, 6.14%, 04/25/2044 (a)(g)	97,501	97,178
Santander Consumer USA Holdings, Inc., Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	21,887
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028 (a)	150,000	133,643
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032 (a)	325,000	321,731
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037(a)	117,106	111,068
Series 2021-2A, Class A, 1.35%, 09/20/2038(a)	46,091	43,511
Series 2021-2A, Class B, 1.80%, 09/20/2038(a)	23,045	21,684
Series 2024-1A, Class C, 5.94%, 01/20/2043(a)	181,160	180,677
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (a)	50,822	48,384
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	282,000	282,753
Stack Infrastructure Issuer LLC
Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	196,139	194,968
Series 2024-1A, Class A2, 5.90%, 03/25/2049(a)	152,000	151,758
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (a)	479,000	479,000
Taco Bell Corp.
Series 2016-1A, Class A23, 4.97%, 05/25/2046(a)	50,625	49,711
Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	245,625	221,262
Series 2021-1A, Class A2II, 2.29%, 08/25/2051(a)	89,408	76,886
Towd Point Mortgage Trust
Series 2017-5, Class A1, 6.04% (1 mo. Term SOFR + 0.71%), 02/25/2057(a)	28,913	29,513
Series 2018-2, Class A2, 3.50%, 03/25/2058(a)(g)	100,000	93,428
Series 2022-4, Class A1, 3.75%, 09/25/2062(a)	106,922	98,544
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(g)	284,649	282,548
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064(a)(g)	311,281	314,144
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027 (a)	332,000	331,982
United Airlines, Inc.
Series 2014-1, 4.00%, 04/11/2026	72,699	70,269
Series 2016-2, 2.88%, 10/07/2028	17,327	15,695
Series 2019-2, 2.70%, 05/01/2032	166,436	142,490
Series 2023-1, 5.80%, 01/15/2036	70,000	70,355
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045(a)	110,000	103,574
Series 2021-1A, Class A2, 2.17%, 10/15/2046(a)	125,000	113,992
Verizon Master Trust
Series 2023-7, Class A1A, 5.67%, 11/20/2029	331,000	334,311
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,705,308
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(a)(g)	247,629	206,671
Series 2022-7, Class A1, 5.15%, 07/25/2067(a)(h)	292,004	288,024
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, 04/20/2054 (a)	216,373	219,427
TOTAL ASSET-BACKED SECURITIES (Cost $16,434,830)		16,437,108

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%	Par	Value
American Tower Depositor Sub LLC, Series 2023-1, 5.49%, 03/15/2028 (a)	300,000	301,168
BANK-2019, Series 2019-BN17, Class C, 4.51%, 04/15/2052 (g)	235,000	203,295
BANK-2020, Series 2020-BN28, Class A4, 1.84%, 03/15/2063	100,000	81,146
BANK-2022, Series 2022-BNK39, Class A4, 2.93%, 02/15/2055 (g)	300,000	253,885
BANK-2023
Series 2023-BNK45, Class A5, 5.20%, 02/15/2056	200,000	196,944
Series 2023-BNK45, Class C, 6.28%, 02/15/2056(g)	200,000	199,758
BANK5 Trust, Series 2024-5YR5, Class B, 6.54%, 02/15/2029 (g)	200,000	202,931
BBCMS Trust
Series 2022-C17, Class A5, 4.44%, 09/15/2055	150,000	140,603
Series 2023-C20, Class A5, 5.58%, 07/15/2056	200,000	202,696
Series 2023-C22, Class A5, 6.80%, 11/15/2056(g)	14,876	16,413
Series 2024-C24, Class C, 6.00%, 02/15/2057	150,000	146,555
Benchmark Mortgage Trust
Series 2019-B15, Class AS, 3.23%, 12/15/2072	25,000	21,271
Series 2020-B17, Class C, 3.37%, 03/15/2053(g)	50,000	37,801
Series 2023-B40, Class C, 7.39%, 12/15/2056(g)	158,000	167,524
Series 2024-V6, Class C, 6.67%, 03/15/2029	200,000	199,773
Series 2024-V6, Class D, 4.00%, 03/15/2029	173,000	144,055
Series 2024-V7, Class B, 7.08%, 05/15/2056(g)	277,000	285,034
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055(g)	110,000	95,957
Series 2023-C5, Class C, 6.63%, 06/15/2056(g)	99,862	100,210
Series 2023-C7, Class A5, 6.16%, 12/15/2056	277,000	292,087
Series 2024-5C3, Class B, 6.56%, 02/15/2057(g)	155,000	156,655
Series 2024-5C3, Class D, 4.00%, 02/15/2057(a)	92,000	75,738
Series 2024-C8, Class C, 6.23%, 03/15/2057(g)	121,000	118,762
BX Trust
Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(a)	375,000	371,909
Series 2024-XL5, Class D, 8.01% (1 mo. Term SOFR + 2.69%), 03/15/2041(a)	240,957	241,735
Chase Home Lending Mortgage Trust 2023-1, Series 2024-2, Class A6A, 6.00%, 02/25/2055 (a)(g)	91,916	91,249
Chase Home Lending Mortgage Trust Series 2024-2, Series 2024-4, Class A6, 6.00%, 03/25/2055 (a)(g)	306,589	304,167
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, 05/15/2054 (g)	132,000	125,708
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049	100,000	95,571
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)	147,449	147,275
Commercial Mortgage Pass Through Certificates
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	20,000	19,202
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	80,375	80,182
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/2048	381,000	371,016
Series 2015-C3, Class ASB, 3.45%, 08/15/2048	122,236	121,213
ELM Trust
Series 2024-ELM, Class D10, 6.63%, 06/10/2027(a)(g)	180,000	180,000
Series 2024-ELM, Class D15, 6.67%, 06/10/2027(a)(g)	123,000	123,000
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 8.07% (30 day avg SOFR US + 2.75%), 12/25/2041(a)	100,000	102,195
Series 2022-R02, Class 2M1, 6.52% (30 day avg SOFR US + 1.20%), 01/25/2042(a)	36,221	36,241
Series 2022-R02, Class 2M2, 8.32% (30 day avg SOFR US + 3.00%), 01/25/2042(a)	500,000	514,991
Series 2022-R03, Class 1M2, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	110,000	115,924
Series 2022-R04, Class 1M2, 8.42% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	405,000	422,625
Series 2022-R07, Class 1M2, 9.97% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	55,000	59,808
Series 2023-R02, Class 1M1, 7.62% (30 day avg SOFR US + 2.30%), 01/25/2043(a)	81,549	83,646
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	500,000	520,701
Series 2024-R03, Class 2M2, 7.27% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	420,000	423,585
Series 2024-R04, Class 1M2, 6.97% (30 day avg SOFR US + 1.65%), 05/25/2044(a)	99,000	99,000
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.30%, 02/10/2056(g)	65,000	64,765
Series 2023-V1, Class C, 6.30%, 02/10/2056(g)	88,909	88,394
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, 6.07% (30 day avg SOFR US + 0.75%), 10/25/2033(a)	168,687	168,591
Series 2021-DNA6, Class M1, 6.12% (30 day avg SOFR US + 0.80%), 10/25/2041(a)	22,865	22,839
Series 2021-DNA7, Class B1, 8.97% (30 day avg SOFR US + 3.65%), 11/25/2041(a)	500,000	522,005
Series 2021-HQA4, Class M1, 6.27% (30 day avg SOFR US + 0.95%), 12/25/2041(a)	74,590	74,472
Series 2022-DNA1, Class M2, 7.82% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	100,000	102,028
Series 2022-DNA2, Class M1B, 7.72% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	210,000	215,467
Series 2022-DNA2, Class M2, 9.07% (30 day avg SOFR US + 3.75%), 02/25/2042(a)	65,000	68,396
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	55,000	57,255
Series 2022-DNA3, Class M2, 9.67% (30 day avg SOFR US + 4.35%), 04/25/2042(a)	562,000	602,272
Series 2022-DNA5, Class M1B, 9.82% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	150,000	162,859
Series 2022-HQA1, Class M1B, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	55,000	57,897
Series 2022-HQA2, Class M1B, 9.32% (30 day avg SOFR US + 4.00%), 07/25/2042(a)	100,000	106,939
Series 2024-DNA1, Class M2, 7.27% (30 day avg SOFR US + 1.95%), 02/25/2044(a)	500,000	503,953
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 8.21% (1 mo. Term SOFR + 2.89%), 03/15/2039 (a)	300,000	301,577
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	871,782	847,024
Series 2022-OPO, Class B, 3.38%, 01/05/2039(a)	150,000	126,495
JP Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%, 08/25/2054(a)(g)	381,829	380,598
Series 2024-4, Class A6A, 6.00%, 10/25/2054(a)(g)	265,967	264,062
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/2048	78,971	76,839
Manhattan West, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (a)	220,000	194,784
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 05/15/2048 (g)	60,000	58,533
Morgan Stanley Capital I, Inc.
Series 2018-H4, Class C, 5.05%, 12/15/2051(g)	25,000	22,108
Series 2020-HR8, Class A4, 2.04%, 07/15/2053	55,000	45,610
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/2056 (g)	250,000	260,989
ONE Mortgage Trust, Series 2021-PARK, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 03/15/2036 (a)	225,000	219,307
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(a)(g)	337,295	261,476
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(a)(h)	249,924	252,573
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(a)(h)	257,334	256,578
ORL Trust, Series 2023-GLKS, Class C, 8.97% (1 mo. Term SOFR + 3.65%), 10/19/2036 (a)	100,000	100,679
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061 (a)(g)	75,814	61,366
Wells Fargo Commercial Mortgage Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059	100,000	93,820
Series 2017-C39, Class B, 4.03%, 09/15/2050	246,000	225,769
Series 2018-C44, Class A5, 4.21%, 05/15/2051	100,000	94,569
Series 2019-C54, Class A4, 3.15%, 12/15/2052	100,000	88,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,320,393)		15,342,808

FOREIGN GOVERNMENT AGENCY ISSUES - 0.6%	Par	Value
Asian Development Bank
1.50%, 01/20/2027	330,000	303,228
3.75%, 04/25/2028	135,000	130,478
4.38%, 03/06/2029	235,000	232,341
4.13%, 01/12/2034	100,000	96,056
Asian Infrastructure Investment Bank/The, 4.25%, 03/13/2034	110,000	106,200
European Investment Bank
4.75%, 06/15/2029	365,000	367,097
4.13%, 02/13/2034	115,000	110,540
Inter-American Development Bank
1.50%, 01/13/2027	411,000	377,781
4.13%, 02/15/2029	208,000	203,510
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	369,916
1.38%, 04/20/2028	93,000	82,149
4.50%, 06/26/2028	747,000	725,805
4.50%, 04/10/2031	150,000	148,948
International Finance Corp., 4.38%, 01/15/2027	56,000	55,396
Kreditanstalt fuer Wiederaufbau, 4.38%, 02/28/2034	60,000	58,965
Nordic Investment Bank, 4.25%, 02/28/2029	200,000	196,646
Province of British Columbia Canada, 4.90%, 04/24/2029	320,000	321,591
Province of Ontario Canada, 5.05%, 04/24/2034	275,000	278,325
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $4,195,849)		4,164,972

U.S. GOVERNMENT AGENCY ISSUES - 0.5%	Par	Value
Federal Farm Credit Banks Funding Corp
4.50%, 03/26/2027	10,000	9,931
0.86%, 10/05/2027	44,000	38,560
4.13%, 03/20/2029	10,000	9,815
4.97%, 03/27/2029	10,000	9,911
1.19%, 07/16/2029	7,000	5,892
1.14%, 08/20/2029	18,000	15,061
1.23%, 09/10/2029	71,000	59,505
1.74%, 06/03/2030	370,000	311,692
1.55%, 07/26/2030	88,000	72,575
1.22%, 09/23/2030	946,000	761,013
1.30%, 02/03/2031	35,000	27,867
1.67%, 03/03/2031	31,000	25,267
1.88%, 06/16/2031	22,000	18,153
5.98%, 12/27/2033	809,000	803,819
1.69%, 08/20/2035	196,000	139,602
1.68%, 09/17/2035	55,000	39,062
Federal Home Loan Banks
3.25%, 06/09/2028	140,000	133,259
4.00%, 06/30/2028	50,000	48,950
4.50%, 03/09/2029	250,000	248,845
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	693,362
4.25%, 09/15/2065	229,000	191,718
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,731,918)		3,663,859

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.5%	Par	Value
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	203,567
Indonesia Government International Bond, 5.25%, 01/17/2042 (a)	200,000	195,220
Mexico Government International Bond, 5.55%, 01/21/2045	140,000	126,760
Panama Government International Bond, 2.25%, 09/29/2032	200,000	142,890
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	125,930
3.30%, 03/11/2041	141,000	102,708
3.55%, 03/10/2051	140,000	97,321
Philippine Government International Bond
7.75%, 01/14/2031	211,000	240,540
6.38%, 10/23/2034	394,000	428,513
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	14,722
5.50%, 03/18/2054	946,000	908,526
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	134,762
Romanian Government International Bond, 6.13%, 01/22/2044 (a)	100,000	95,102
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	100,614
4.13%, 11/20/2045	138,000	119,270
4.98%, 04/20/2055	324,000	293,819
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $3,378,653)		3,330,264

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%	Par	Value
BX Trust, Series 2024-VLT4, Class E, 0.00% (1 mo. Term SOFR + 2.89%), 07/15/2029 (a)	213,000	212,468
MCR Mortgage Trust, Series 2024-HTL, Class B, 7.72% (1 mo. Term SOFR + 2.41%), 02/15/2037 (a)	190,398	190,963
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class B, 6.88% (1 mo. Term SOFR + 1.56%), 12/15/2038 (a)	98,000	91,566
SFO Commercial Mortgage Trust, Series 2021-555, Class A, 6.58% (1 mo. Term SOFR + 1.26%), 05/15/2038 (a)	341,000	325,593
SREIT Trust, Series 2021-PALM, Class A, 6.02% (1 mo. Term SOFR + 0.70%), 10/15/2034 (a)	175,000	173,466
STWD Trust, Series 2021-FLWR, Class A, 6.01% (1 mo. Term SOFR + 0.69%), 07/15/2036 (a)	150,000	148,773
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,143,821)		1,142,829

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(i)	3,385,316	3,385,316
TOTAL SHORT-TERM INVESTMENTS (Cost $3,385,316)		3,385,316

TOTAL INVESTMENTS - 99.7% (Cost $690,442,088)		$684,850,469
Other Assets in Excess of Liabilities - 0.3%		2,189,294
TOTAL NET ASSETS - 100.0%		$687,039,763

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $62,513,498 or 9.1% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	Represents less than 0.05% of net assets.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2024.

(h)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(i)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure as of May 31, 2024 (Unaudited)

ActivePassive Core Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	266,986,018	–	–	266,986,018
U.S. Treasury Securities	–	167,759,625	–	167,759,625
Corporate Bonds	–	111,953,664	–	111,953,664
Agency Commercial Mortgage Backed Securities	–	59,709,854	–	59,709,854
Foreign Corporate Bonds	–	30,974,152	–	30,974,152
Asset-Backed Securities	–	16,437,108	–	16,437,108
Collateralized Mortgage Obligations	–	15,342,808	–	15,342,808
Foreign Government Agency Issues	–	4,164,972	–	4,164,972
U.S. Government Agency Issues	–	3,663,859	–	3,663,859
Foreign Government Debt Obligations	–	3,330,264	–	3,330,264
Non-Agency Commercial Mortgage Backed Securities	–	1,142,829	–	1,142,829
Money Market Funds	3,385,316	–	–	3,385,316
Total Investments	270,371,334	414,479,135	–	684,850,469

Refer to the Schedule of Investments for additional information.